ACQUISITION OF GATOS SILVER, INC. (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 16, 2025 USD ($) ha Share $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Total transaction costs related to acquisition		$ 5,584	$ 0
Gatos Silver, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	$ 1,054,223
Cash recognised as of acquisition date net of withholding taxes	159,600
Withholding taxes on cash recognised as of acquisition date	$ 7,800
Revenues		489,800
Net earnings		151,500
Pro forma, Revenues		1,274,700
Pro forma, Net earnings		214,200
Total transaction costs related to acquisition		$ 5,600
Discount rate	6.00%
Determination of the fair value of exploration	multiple of $5,208 per hectare
Per silver equivalent ounce | $ / shares	$ 3.16
Fair value of exploration	$ 536,400
Gatos Silver, Inc. [Member] | Consideration Shares issued to Gatos shareholders [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	177,433,006
Percentage of voting rights held in subsidiary	38.00%
Fair value of shares issued per share | $ / shares	$ 5.68
Gatos Silver, Inc. [Member] | Options of Gatos converted to First Majestic Options [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	8,242,244
Exchange ratio	2.55
Gatos Silver, Inc. [Member] | DSUs and RSUs of Gatos converted to First Majestic common shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	2,207,762
Fair value of shares issued per share | $ / shares	$ 5.68
Gatos Silver, Inc. [Member] | Los Gatos Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held in subsidiary	70.00%
Area of land | ha	103,000